Goodwill (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill	$ 34,511	$ 34,511	$ 0
Tax exempt portion of goodwill	$ 28,700	28,700
Previously Reported
Goodwill [Line Items]
Tax exempt portion of goodwill		$ 27,300